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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2011

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MILL ROAD CAPITAL MANAGEMENT LLC

Address: 382 GREENWICH AVENUE, SUITE ONE

         GREENWICH, CT 06830

Form 13F File Number: 028-14342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    THOMAS E. LYNCH

Title:   MANAGEMENT COMMITTEE DIRECTOR AND CHAIRMAN

Phone:   (203) 987-3500


Signature, Place, and Date of Signing:

/s/ Thomas E. Lynch    Greenwich, CT    February 14, 2011
---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $96,562
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number  Name

  1    028-14344             MILL ROAD CAPITAL GP LLC

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       MILL ROAD CAPITAL MANAGEMENT LLC FORM 13F INFORMATION TABLE DATA

          COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
                                                          VALUE    SHRS OR  SH/ PUT/  INVESTMENT   OTHER
        NAME OF ISSUER          TITLE OF CLASS  CUSIP    (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGER    VOTING AUTHORITY
                                                                                                           SOLE SHARED   NONE
------------------------------- -------------- --------- -------- --------- --- ---- ------------ -------- ---- ------ ---------
ASTRO-MED INC NEW                  COM         04638F108     641     84,281 SH       SHARED-OTHER    1                    84,281
ALLIED MOTION TECHNOLOGIES INC     COM         019330109     371     65,735 SH       SHARED-OTHER    1                    65,735
AMERICAN PAC CORP                  COM         028740108   5,164    703,481 SH       SHARED-OTHER    1                   703,481
BALDWIN TECHNOLOGY INC             CL A        058264102     174    192,700 SH       SHARED-OTHER    1                   192,700
LACROSSE FOOTWEAR INC              COM         505688101     130     10,291 SH       SHARED-OTHER    1                    10,291
CACHE INC                          COM NEW     127150308   2,892    467,242 SH       SHARED-OTHER    1                   467,242
CROWN CRAFTS INC                   COM         228309100   3,108    944,638 SH       SHARED-OTHER    1                   944,638
COLDWATER CREEK INC                COM         193068103   2,176  1,844,257 SH       SHARED-OTHER    1                 1,844,257
DESTINATION MATERNITY CORP         COM         25065D100  21,903  1,309,996 SH       SHARED-OTHER    1                 1,309,996
BARRY R G CORP OHIO                COM         068798107   7,747    641,286 SH       SHARED-OTHER    1                   641,286
EDAC TECHNOLOGIES CORP             COM         279285100     465     42,043 SH       SHARED-OTHER    1                    42,043
AMBASSADORS GROUP INC              COM         023177108   3,660    811,624 SH       SHARED-OTHER    1                   811,624
PHYSICIANS FORMULA HLDGS INC       COM         719427106   8,054  2,516,943 SH       SHARED-OTHER    1                 2,516,943
GAIAM INC                          CL A        36268Q103   3,217    993,017 SH       SHARED-OTHER    1                   993,017
GAMING PARTNERS INTL CORP          COM         36467A107   2,440    393,540 SH       SHARED-OTHER    1                   393,540
HARVARD BIOSCIENCE INC             COM         416906105   1,788    462,000 SH       SHARED-OTHER    1                   462,000
HUDSON HIGHLAND GROUP INC          COM         443792106   4,309    899,553 SH       SHARED-OTHER    1                   899,553
HARRIS INTERACTIVE INC             COM         414549105   2,839  4,873,855 SH       SHARED-OTHER    1                 4,873,855
INTEGRAMED AMER INC                COM NEW     45810N302   1,012    128,748 SH       SHARED-OTHER    1                   128,748
J ALEXANDERS CORP                  COM         466096104   1,712    273,964 SH       SHARED-OTHER    1                   273,964
LYDALL INC DEL                     COM         550819106   4,865    512,672 SH       SHARED-OTHER    1                   512,672
LEARNING TREE INTL INC             COM         522015106   3,856    562,932 SH       SHARED-OTHER    1                   562,932
MATERIAL SCIENCES CORP             COM         576674105   2,035    247,540 SH       SHARED-OTHER    1                   247,540
MOD PAC CORP                       COM         607495108     295     44,262 SH       SHARED-OTHER    1                    44,262
NATIONAL TECHNICAL SYS INC         COM         638104109   8,516  1,362,556 SH       SHARED-OTHER    1                 1,362,556
SMTC CORP                          COM NEW     832682207   1,502    532,689 SH       SHARED-OTHER    1                   532,689
SPAN AMER MED SYS INC              COM         846396109     795     55,584 SH       SHARED-OTHER    1                    55,584
MANAGEMENT NETWORK GROUP INC       COM NEW     561693201     896    589,507 SH       SHARED-OTHER    1                   589,507
                                                          96,562

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